SHAREHOLDERS' EQUITY (Schedule of RSUs Activity) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Amount of RSUs
Balance as of January 1, 2021 | shares	1,311,702
Granted | shares	2,008,531
Vested | shares	(508,531)
Forfeited | shares	(353,448)
Unvested RSUs as of December 31, 2021 | shares	2,458,254
Weighted average grant date fair value
Balance as of January 1, 2021 | $ / shares	$ 9.21
Granted | $ / shares	11.31
Vested | $ / shares	9.46
Forfeited | $ / shares	10.77
Unvested RSUs as of December 31, 2021 | $ / shares	$ 10.65